September 15, 2010 VIA EDGAR	WILMERHALE Timothy F. Silva + 1 617 526 6502(t) +1 617 526 5000 (f) timothy.silva@wilmerhale.com
Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Registration Statement on Form N-2 for Interests of
Excelsior Global Private Markets Fund II (TI), LLC (the “Fund”); File No. 811-22475

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Fund pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”) and Rule 8b-11 thereunder, (2) General Instruction C to Form N-2 and (3) Regulation S-T is the Fund’s registration statement on Form N-2 (the “Registration Statement”) relating to the Fund, including the Fund’s prospectus, statement of additional information and Part C.

The Fund is part of a master-feeder structure in which the Fund will invest all or substantially all of its assets in Excelsior Global Private Markets Fund II (Master), LLC (the “Master Fund”).  Another feeder fund, Excelsior Global Private Markets Fund II (TE), LLC (the “TE Fund”) will also invest all or substantially all of its assets in the Master Fund.  The Fund, the TE Fund and the Master Fund have substantially the same investment objectives, policies and strategies.  Registration statements for the Master Fund and the TE Fund are being filed concurrently with the Fund’s Registration Statement.  In addition, please note that the Fund, the TE Fund and the Master Fund have investment objectives, policies and strategies that are substantially similar to those of UST Global Private Markets Fund, LLC (File No. 811- 22069) (“GPMF I”) and the Fund is structured in a manner substantially similar to GPMF I (although GPMF I is not part of a master-feeder structure).

The Registration Statement is being filed pursuant to Section 8(b) of the 1940 Act.  However, interests in the Fund are not being registered under the Securities Act of 1933, as amended (the “Securities Act”), because such interests will be issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act.

We would appreciate receiving any staff comments on the enclosed materials at your earliest convenience.

Pursuant to Rule 302 under Regulation S-T, the Fund will retain the manually executed copy of the Registration Statement; the electronic copy of the Registration Statement contains conformed signatures.  Because interests in the Fund will not be registered under the Securities Act there is no registration fee owed.

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
Beijing      Berling      Boston      Frankfurt      London      Los Angeles      New York      Oxford      PaloAlto      Waltham      Washington

WILMERHALE

September 15, 2010

If you have any questions or comments concerning the Registration Statement, please contact Kasey E. Lindsey at (617) 526-6901 or me at (617) 526-6502, counsel to the Fund.

Very truly yours,

/s/ Timothy F. Silva
Timothy F. Silva

cc:	Steven L. Suss
Marina Belaya, Esq.
Kasey E. Lindsey, Esq.